                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3363

Exact name of registrant as specified in charter: Delaware Group Limited-Term Government Funds

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: December 31

Date of reporting period: February 29, 2004

Item 1.  Reports to Stockholders


                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)



FIXED INCOME






SEMIANNUAL REPORT JUNE 30, 2004
--------------------------------------------------------------------------------
                  DELAWARE LIMITED-TERM GOVERNMENT FUND









[GRAPHIC OMITTED]  POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

-------------------------------------------------------------
FINANCIAL STATEMENTS:

    Statement of Net Assets                                 1

    Statement of Assets and Liabilities                     5

    Statement of Operations                                 6

    Statements of Changes in Net Assets                     7

    Financial Highlights                                    8

    Notes to Financial Statements                          13
-------------------------------------------------------------


     Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

     Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)  2004 Delaware Distributors, L.P.

STATEMENT                                 DELAWARE LIMITED-TERM GOVERNMENT FUND
  OF NET ASSETS                           June 30, 2004 (Unaudited)

                                                      Principal       Market
                                                        Amount         Value

AGENCY BOND - 3.74%
  Fannie Mae
    2.25% 2/28/06                                    $ 1,250,000    $ 1,239,748
    2.75% 8/11/06                                      4,615,000      4,578,315
    3.25% 8/15/08                                      7,220,000      7,033,514
  Federal Farm Credit Bank
    2.125% 7/17/06                                        30,000         29,462
                                                                    -----------
TOTAL AGENCY BOND (cost $13,140,219)                                 12,881,039
                                                                    -----------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 22.50%
 *Collateralized Mortgage Obligation Trust
    Series 38 Class A 1.94% 12/25/17                     719,284        719,572
 *Collateralized Mortgage Obligation Trust
    Series 47 Class D 2.025% 9/1/18                      397,216        397,536
 *E.F. Hutton Trust III Series 1 Class A
    1.92% 10/25/17                                       300,283        300,586
  Fannie Mae Grantor Trust Series 01-T8
    Class A2 9.50% 7/25/41                             3,345,760      3,755,748
  Fannie Mae Grantor Trust Series 2001-T10
    Class A1 7.00% 12/25/41                              994,154      1,050,823
  Fannie Mae Grantor Trust Series 2002-T1
    Class A2 7.00% 11/25/31                              432,363        458,035
  Fannie Mae Grantor Trust Series 2002-T16
    Class A3 7.50% 7/25/42                             1,265,539      1,356,101
  Fannie Mae Series 02-W7 Class A2
    4.80% 3/25/22                                      1,804,394      1,807,085
  Fannie Mae Series 03-18 Class DA
    4.50% 11/25/14                                     4,898,413      4,951,822
  Fannie Mae Series 03-86 Class OJ
    5.00% 3/25/17                                      5,945,000      6,102,581
  Fannie Mae Series 03-W14 Class 1A5
    4.71% 9/25/43                                      6,007,137      6,109,978
  Fannie Mae Series 1993-18 Park
    6.50% 2/25/08                                        975,000      1,029,392
  Fannie Mae Series 2002-W1 Class 2A
    7.50% 2/25/42                                        777,511        833,149
  Fannie Mae Series 2480 Class EH
    6.00% 11/15/31                                     2,623,494      2,686,324
  Fannie Mae Whole Loan 6.50% 2/25/44                    820,000        854,850
  Fannie Mae Whole Loan Series 02-W1
    Class 1A2 4.81% 12/25/33                             492,112        492,098
  Freddie Mac - GNMA Series 21 Class J
    6.25% 8/25/22                                        144,938        146,265
  Freddie Mac Series 69 Class F
    9.00% 12/15/05                                           729            731
  Freddie Mac Structured Pass Through
    Securities Series T-42 Class A5
    7.50% 2/25/42                                        272,240        291,722
  Freddie Mac Structured Pass Through
    Securities Series T-56 Class A2A
    2.842% 7/25/36                                     5,725,000      5,663,084
  Freddie Mac Structured Pass Through
    Securities Series T-58 Class 1A2
    3.108% 5/25/35                                     2,083,000      2,079,485
  Freddie Mac Structured Pass Through
    Securities Series T-58 Class 2A
    6.50% 9/25/43                                      6,345,676      6,629,250

                                                      Principal       Market
                                                        Amount         Value

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
  GNMA Series 02-61 Class BA
    4.648% 3/16/26                                   $ 3,000,000    $ 3,003,309
  GNMA Series 04-45 Class A
    4.02% 12/16/21                                     3,000,000      2,987,109
  GNMA Series 2002-28 Class B
    5.779% 7/16/24                                     6,000,000      6,300,194
  GNMA Series 2003-43 Class B
    4.374% 4/16/33                                     5,000,000      4,840,773
  GNMA Series 2003-72 Class C
    4.86% 2/16/30                                      2,500,000      2,466,737
  GNMA Series 2003-78 Class B
    5.11% 10/16/27                                     5,000,000      4,999,637
  Vendee Mortgage Trust Series 93-1
    Class K 7.25% 4/15/13                              5,000,000      5,195,551
                                                                    -----------
TOTAL AGENCY COLLATERALIZED MORTGAGE
  OBLIGATIONS (cost $77,906,415)                                     77,509,527
                                                                    -----------
AGENCY MORTGAGE-BACKED SECURITIES - 41.10%
  Fannie Mae
    4.50% 10/1/10 to 7/1/19                           12,963,131     12,903,229
    4.92% 5/1/13                                       3,865,000      3,871,039
    5.00% 7/1/19                                      19,255,000     19,279,070
    5.50% 5/15/09                                      1,990,245      2,059,282
    6.00% 7/1/34                                       8,295,000      8,468,678
    6.50% 3/1/34                                       1,280,000      1,332,800
    7.41% 4/1/10                                       4,901,762      5,552,778
    7.50% 12/1/10 to 6/1/31                              691,080        740,062
    8.00% 8/15/07 to 10/1/14                           1,233,527      1,298,041
    9.00% 11/1/15                                        318,572        345,551
    10.00% 10/1/30                                       431,690        492,127
    10.50% 6/1/30                                        129,522        148,424
  Fannie Mae ARM
   *4.971% 11/1/33                                    4,092,975      4,085,448
   *4.142% 12/1/33                                    3,172,469      3,243,850
  Fannie Mae Balloon 7 yr
    4.00% 8/1/10                                       3,058,891      2,992,934
  Fannie Mae Balloon 7 yr July 04 TBA
    5.50% 7/1/19                                       3,725,000      3,809,977
  Fannie Mae FHAVA
    7.25% 4/1/09                                          30,649         32,306
    7.50% 3/1/25                                          94,527        102,207
    8.50% 8/1/09                                          26,114         28,146
    10.00% 1/1/19                                         73,188         82,313
    11.00% 8/1/10 to 12/1/15                           1,167,442      1,316,022
  Fannie Mae GPM
    11.00% 11/1/10                                        36,255         40,266
  Fannie Mae Relocation 30 yr
    5.00% 9/1/33                                       1,005,391        982,455
  Fannie Mae S.F. 15 yr
    6.00% 12/1/08 to 6/1/17                            5,420,883      5,662,514
    6.50% 8/1/08                                          18,644         19,745
    7.50% 4/1/11                                          36,953         39,458
    8.00% 10/1/09                                        201,816        215,124
    8.50% 3/1/08                                          98,912        102,281
  Fannie Mae S.F. 15 yr July 04 TBA
    5.00% 7/1/11                                       4,150,000      4,195,391
  Fannie Mae S.F. 20 yr 6.50% 2/1/22                   1,122,817      1,176,502

STATEMENT                                  DELAWARE LIMITED-TERM GOVERNMENT FUND
  OF NET ASSETS (CONTINUED)

                                                      Principal        Market
                                                        Amount         Value
AGENCY MORTGAGE-BACKED SECURITIES (continued)
  Fannie Mae S.F. 30 yr
    5.50% 3/1/29 to 4/1/29                           $ 4,099,267    $ 4,109,514
    6.00% 7/1/33                                       1,617,029      1,653,412
    6.50% 10/1/29                                      3,695,009      3,870,374
    7.00% 8/1/32 to 9/1/32                             1,024,542      1,081,532
    7.50% 3/1/14 to 11/1/31                            1,214,349      1,306,657
    8.00% 5/1/05 to 5/1/24                             1,445,443      1,581,403
    8.50% 11/1/07 to 8/1/17                              983,948      1,062,418
    9.00% 8/1/22                                         958,360      1,077,256
    9.25% 7/1/08 to 3/1/20                               221,823        247,004
    10.00% 2/1/25                                      2,014,622      2,292,577
    11.00% 7/1/12 to 8/1/20                              481,262        542,257
    11.50% 11/1/16                                       227,980        263,316
    12.50% 2/1/11                                         13,108         14,710
    13.00% 7/1/15                                         55,873         63,450
  Freddie Mac
    6.50% 6/17/14                                         36,325         38,379
    9.00% 3/17/08                                         41,139         43,234
 *Freddie Mac ARM 3.904% 4/1/33                        3,516,015      3,555,809
    Freddie Mac Balloon 5 yr
    4.00% 3/1/08 to 8/1/08                             4,311,198      4,312,545
  Freddie Mac Balloon 7 yr
    4.50% 12/1/10                                      1,913,197      1,910,208
    6.00% 4/1/09                                         147,579        151,360
  Freddie Mac FHAVA
    8.00% 3/1/08                                          97,734        101,643
    8.50% 1/1/09                                          45,721         48,500
    9.50% 11/1/05 to 2/1/10                              221,157        234,892
    11.00% 9/1/10 to 2/1/14                               35,392         39,370
  Freddie Mac FHAVA Tiered Payment
    11.00% 11/1/15                                        49,127         54,455
  Freddie Mac Relocation 15 yr
    3.50% 9/1/18 to 10/1/18                            6,034,508      5,781,813
  Freddie Mac Relocation 30 yr
    5.00% 9/1/33                                       3,943,784      3,852,584
    6.50% 10/1/30                                          8,845          9,235
  Freddie Mac S.F. 15 yr
    6.00% 10/1/10                                         54,273         56,800
    6.50% 11/1/09 to 6/1/11                              106,077        112,310
    7.50% 4/1/11                                         176,004        187,444
    8.00% 7/1/16                                         686,691        735,404
    9.00% 10/1/06                                         33,781         34,636
  Freddie Mac S.F. 30 yr
    6.00% 10/1/29                                      2,988,796      3,070,054
    8.00% 10/1/07 to 7/1/11                            1,949,677      2,058,148
    8.25% 3/1/09                                         370,902        386,897
    8.50% 2/1/08 to 11/1/10                              403,253        426,939
    8.75% 5/1/10                                         115,734        125,572
    9.00% 6/1/09 to 9/1/30                             1,297,741      1,425,417
    9.50% 6/1/16                                          27,373         29,768
    9.75% 12/1/08                                         31,663         34,226
    11.00% 4/1/19 to 6/1/20                               60,706         68,619
    11.50% 4/1/11 to 3/1/16                              922,474      1,065,041
  GNMA Buydown 10.50% 11/15/15                           105,509        117,972
  GNMA I GPM
    11.00% 7/15/10                                        28,149         31,289
    11.50% 4/15/10                                        20,450         22,917
    12.00% 10/15/10                                       24,128         27,129
    12.25% 1/15/14 to 1/15/14                             21,455         24,451

                                                      Principal        Market
                                                        Amount         Value
AGENCY MORTGAGE-BACKED SECURITIES (continued)
  GNMA II GPM
    9.75% 12/20/16 to 9/20/17                       $     24,122   $     26,631
  GNMA II S.F. 15 yr 7.50% 3/20/09                        40,752         43,414
  GNMA II S.F. 30 yr
    9.50% 11/20/20 to 11/20/21                           429,551        484,405
    10.50% 6/20/20                                         8,008          9,034
    11.00% 9/20/15 to 10/20/15                           183,800        207,547
    11.50% 12/20/17 to 10/20/18                          108,544        123,957
    12.00% 4/20/14 to 5/20/16                            372,207        425,651
    12.50% 10/20/13 to 1/20/14                           190,071        218,061
  GNMA Mobile Home 6.50% 9/15/10                          46,686         49,560
  GNMA S.F. 15 yr
    6.00% 2/15/09                                         88,648         93,108
    7.00% 12/15/11                                       123,223        131,540
    7.50% 7/15/10 to 9/15/10                             621,775        659,190
    9.00% 11/15/06                                        38,356         38,847
  GNMA S.F. 30 yr
    6.00% 4/15/33                                        849,740        872,577
    7.00% 5/15/28                                      1,192,715      1,270,615
    7.50% 12/15/23 to 12/15/31                         1,554,490      1,680,140
    8.00% 6/15/30                                         45,051         49,401
    9.00% 10/15/09 to 2/15/17                            349,018        382,762
    9.50% 6/15/16 to 11/15/17                            154,548        174,572
    11.00% 12/15/09 to 5/15/20                           518,296        585,927
    11.50% 7/15/15                                        12,666         14,483
    12.50% 12/15/10                                       22,051         25,118
                                                                   ------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (cost $139,394,586)                                               141,525,500
                                                                   ------------
ASSET-BACKED SECURITIES - 9.27%
 *American Express Credit Account Master
    Trust Series 2003-3 Class A
    1.349% 11/15/10                                      500,000        500,746
  Americredit Automobile Receivables Trust
    Series 2001-C Class A4 5.01% 7/14/08                 695,000        711,463
 *Bank One Issurance Trust Series 2003
    Class A6 1.349% 5/15/11                            1,025,000      1,026,598
 *Chase Credit Card Master Trust
    Series 2002-1 Class A 1.339% 6/15/09                 750,000        751,163
  Citibank Credit Card Issuance Trust
    Series 02-A1 A1 4.95% 2/9/09                       1,110,000      1,151,896
  Freddie Mac Structured Pass Through
    Securities Series T-50 A3
    2.182% 9/27/07                                     1,086,536      1,085,418
  Harley-Davidson Motorcycle Trust
    Series 2003-4 Class A1 1.47% 4/15/08               1,185,889      1,180,439
  Honda Auto Receivables Owner Trust
    Series 2004-2 Class A4 3.81% 10/15/09                750,000        750,780
  John Deere Owner Trust Series 04-A
    Class A4 3.02% 3/15/11                             2,840,000      2,826,434
 *MBNA Credit Card Master Note Trust
    Series 96-B Class A 1.499% 8/15/08                   595,000        597,423
  MBNA Credit Card Master Note Trust
    Series 01-A1 Class A1 5.75% 10/15/08               1,435,000      1,505,865
  MBNA Credit Card Master Note Trust
    Series 03-A1 Class A1 3.30% 7/15/10                1,000,000        981,028
  PP&L Transition Bond Series 99-1 A5
    6.83% 3/25/07                                        263,444        269,033

STATEMENT                                  DELAWARE LIMITED-TERM GOVERNMENT FUND
  OF NET ASSETS (CONTINUED)

                                                      Principal        Market
                                                        Amount         Value
ASSET-BACKED SECURITIES (continued)
  Residential Asset Securities Series 1999-KS1
    Class AI8 6.32% 4/25/30                          $ 2,487,230    $ 2,560,282
  Residential Asset Securities
    Series 2001-KS3 AI4 5.81% 8/25/29                    194,006        195,180
 *Sallie Mae Student Loan Trust Series 04-1
    A1 1.21% 1/26/15                                   5,491,416      5,492,015
 *Sallie Mae Student Loan Trust Series 02-7
    Class A2 1.56% 6/17/13                               786,928        786,971
 *Sallie Mae Student Loan Trust Series 03-8
    Class A1 1.53% 6/16/08                                73,822         73,822
 *Sallie Mae Student Loan Trust Series 04-5
    Class A2 1.585% 4/25/14                            2,860,000      2,859,999
 *Sallie Mae Student Loan Trust Series 04-6
    Class A2 1.61% 1/25/13                               560,000        560,000
 *Sallie Mae Student Loan Trust Series 97-2
    Class A2 1.981% 1/25/10                              208,325        208,841
 *Sallie Mae Student Loan Trust Series 97-4
    Class A2 2.131% 10/25/10                             290,312        293,882
 +Sierra Receivables Funding Company
    Series 03-1A 144A 3.09% 1/15/14                    1,030,488      1,021,010
 +Sierra Receivables Funding Company
    Series 03-2A A1 144A 3.03% 9/15/15                   872,814        858,913
  WFS Financial Owner Trust Series 02-1
    Class A4A 4.87% 9/20/09                            1,355,000      1,387,996
  Whole Auto Loan Trust Series 02-1 A4
    3.04% 4/15/09                                      2,300,000      2,304,007
                                                                    -----------
TOTAL ASSET-BACKED SECURITIES (cost $32,120,518)                     31,941,204
                                                                    -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.38%
 +GSMPS Mortgage Loan Trust Series 144A
    1998-2 Class A 7.75% 5/19/27                         728,413        783,629
  MASTR Alternative Loan Trust Series 04-1
    Class 2A1 7.00% 1/25/34                              928,318        962,839
  Structured Asset Securities Series 02-22H
    1A 7.00% 11/25/32                                  2,925,639      3,012,666
                                                                    -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (cost $4,795,060)                                                   4,759,134
                                                                    -----------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.26%
  Greenwich Capital Commercial Funding
    Series 2004-GG1 Class A7
    5.317% 6/10/36                                       900,000        900,422
                                                                    -----------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
  (cost $904,462)                                                       900,422
                                                                    -----------
CORPORATE BONDS - 5.77%
Banking & Finance - 3.44%
  Core Investment 4.727% 11/30/07                      2,725,000      2,783,206
 ^First Bank National Association
    7.30% 8/15/05                                        650,000        680,655
  GMAC 6.75% 1/15/06                                   1,375,000      1,441,318
  Merrill Lynch 6.00% 2/17/09                            500,000        532,029
 +Premium Asset Series 04-01 144A
    1.27% 2/6/06                                       6,400,000      6,402,738
                                                                    -----------
                                                                     11,839,946
                                                                    -----------
CABLE, MEDIA & PUBLISHING - 0.32%
    Thomson Multimedia 5.75% 2/1/08                    1,040,000      1,098,389
                                                                    -----------
                                                                      1,098,389
                                                                    -----------

                                                      Principal       Market
                                                       Amount         Value
CORPORATE BONDS (continued)
Computers & Technology - 0.46%
  Computer Sciences 6.75% 6/15/06                    $1,500,000    $  1,599,525
                                                                   ------------
                                                                      1,599,525
                                                                   ------------
Energy - 0.58%
  ConocoPhillips 4.75% 10/15/12                       1,500,000       1,468,270
  Northern Border Pipeline 6.25% 5/1/07                 500,000         536,232
                                                                   ------------
                                                                      2,004,502
                                                                   ------------
Food, Beverage & Tobacco - 0.36%
  Kraft Foods 4.625% 11/1/06                            400,000         409,800
  Universal 6.50% 2/15/06                               790,000         831,567
                                                                   ------------
                                                                      1,241,367
                                                                   ------------
Telecommunications - 0.30%
  Verizon Wireless Capital 5.375% 12/15/06            1,000,000       1,043,134
                                                                   ------------
                                                                      1,043,134
                                                                   ------------
Utilities - 0.31%
  Southern Capital 5.30% 2/1/07                       1,000,000       1,054,640
                                                                   ------------
                                                                      1,054,640
                                                                   ------------
TOTAL CORPORATE BONDS (cost $19,872,801)                             19,881,503
                                                                   ------------
Non-Agency Collateralized Mortgage Obligations - 5.46%
  Bank of America Alternative Loan Trust
    Series 04-E Class 1A1 3.559% 6/25/34              1,276,523       1,262,080
  Countrywide Home Loans Series 01-HYB2
    Class 3A1 5.519% 9/19/31                            773,698         776,341
  Credit Suisse First Boston Mortgage
    Securities Series 03-29 5A1
    7.00% 12/25/33                                    1,934,706       2,038,404
  Credit Suisse First Boston Mortgage
    Securities Series 04-1 3A1
    7.00% 2/25/34                                       865,898         909,811
  Deutsche Mortgage Securities Pass-Through
    Trust Series 04-4 Class 1A2
    4.01% 4/25/34                                       785,000         783,651
  GSR Mortgage Home Loan Trust Series 04-2F
    Class 6A1 7.00% 1/25/34                           2,634,878       2,755,726
  Nomura Asset Acceptance Series 04-AP1
    Class A2 3.238% 3/25/34                           3,130,000       3,097,232
  Nomura Asset Acceptance Series 04-AP2
    Class A2 4.099% 7/25/34                             920,000         918,275
  Residential Asset Mortgage Products
    Series 04-RZ2 Class AI3 4.30% 1/25/31               755,000         760,309
  Residential Asset Mortgage Products
    Series 04-SL1 Class A3 7.00% 3/25/34              1,230,701       1,275,868
 +Summit Mortgage Trust Series 02-1
    Class B2 144A 6.198% 6/28/16                        525,000         528,938
 *Washington Mutual Series 03-AR4 A7
    3.95% 5/25/33                                     2,112,855       2,104,475
  Wells Fargo Mortgage Backed Securities
    Trust Series 04-I Class 1A1
    3.399% 7/25/34                                    1,615,000       1,606,925
                                                                   ------------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE
  OBLIGATIONS (cost $18,932,773)                                     18,818,035
                                                                   ------------

STATEMENT                                  DELAWARE LIMITED-TERM GOVERNMENT FUND
  OF NET ASSETS (CONTINUED)

                                                       Principal      Market
                                                        Amount        Value
U.S. TREASURY OBLIGATIONS - 11.58%
**U.S. Treasury Bonds 12.00% 8/15/13                  $ 8,725,000  $ 11,519,730
  U.S. Treasury Inflation Index Notes
    1.875% 7/15/13                                      1,514,780     1,496,853
    2.00% 1/15/14                                       1,520,938     1,512,384
    4.25% 1/15/10                                       2,994,364     3,428,080
  U.S. Treasury Note
    3.125% 5/15/07 to 4/15/09                           5,900,000     5,810,973
    4.75% 5/15/14                                       4,065,000     4,108,670
++U.S. Treasury Strip 3.988% 8/15/10                   15,500,000    11,995,962
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (cost $40,924,709)                                                 39,872,652
                                                                   ------------
REPURCHASE AGREEMENTS - 5.48 %
  With BNP Paribas 1.25% 7/1/04
    (dated 6/30/04, to be repurchased
    at $9,839,341 collateralized by
    $1,837,000 U.S. Treasury Bills due
    11/4/04, market value $1,874,205,
    $6,509,000 U.S. Treasury Bills due
    11/18/04, market value $6,640,077,
    and $1,493,000 U.S. Treasury Bills due
    12/23/04, market value $1,523,376)                  9,839,000     9,839,000
  With UBS Warburg 1.25% 7/1/04
    (dated 6/30/04, to be repurchased
    at $9,047,314 collateralized by
    $1,723,000 U.S. Treasury Notes
    2.25% due 7/31/04, market value
    $1,757,277, $1,795,000 U.S. Treasury
    Notes 5.875% due 11/15/05, market
    value $1,831,829, and $5,529,000
    U.S. Treasury Notes 5.625% due
    5/15/08, market value $5,680,874)                   9,047,000     9,047,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (cost $18,886,000)                                                 18,886,000
                                                                   ------------

TOTAL MARKET VALUE OF SECURITIES - 106.54%
  (cost $366,877,543)                                               366,975,016
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS - (6.54%)                                            (22,520,304)
                                                                   ------------
NET ASSETS APPLICABLE TO 40,587,318 SHARES
  OUTSTANDING - 100.00%                                            $344,454,712
                                                                   ------------

Net Asset Value - Limited-Term Government Fund
  Class A ($228,947,093 / 26,976,625 shares)                              $8.49
                                                                          -----
Net Asset Value - Limited-Term Government Fund
  Class B ($31,865,311 / 3,754,867 shares)                                $8.49
                                                                          -----
Net Asset Value - Limited-Term Government Fund
  Class C ($58,407,464 / 6,882,499 shares)                                $8.49
                                                                          -----
Net Asset Value - Limited-Term Government Fund
  Class R ($1,832,322 / 215,844 shares)                                   $8.49
                                                                          -----
Net Asset Value - Limited-Term Government Fund
  Institutional Class ($23,402,522 / 2,757,483 shares)                    $8.49
                                                                          -----

COMPONENTS OF NET ASSETS AT JUNE 30, 2004:#
Shares of beneficial interest
  (unlimited authorization - no par)                               $387,992,423
Accumulated net realized loss on investments                        (43,352,013)
Net unrealized depreciation of investments                             (185,698)
                                                                   ------------
Total net assets                                                   $344,454,712
                                                                   ------------

 *Variable Rate Notes - the interest rate shown is the rate of June 30, 2004.

**Fully or partially pledged as collateral for financial futures contracts.

 +Securities exempt from registration under Rule 144A of the Securities Act of 1933.
  See Note 9 in "Notes to Financial Statements."

++The interest rate shown is the effective yield as of June 30, 2004.

 #See Note 4 in "Notes to Financial Statements."

 ^Step coupon bond.

SUMMARY OF ABBREVIATIONS:
ARM - Adjustable Rate Mortgage
FHAVA - Federal Housing Authority & Veterans Administration
GNMA - Government National Mortgage Association
GPM - Graduate Payment Mortgage
S.F. - Single Family
TBA - To Be Announced

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
DELAWARE LIMITED-TERM GOVERNMENT FUND
Net asset value Class A (A)                                               $8.49
Sales charge (2.75% of offering price, or 2.83% of
amount invested per share) (B)                                             0.24
                                                                          -----
Offering price                                                            $8.73
                                                                          -----

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

STATEMENT                                  DELAWARE LIMITED-TERM GOVERNMENT FUND
  OF ASSETS AND LIABILITIES                June 30, 2004 (Unaudited)


ASSETS:
 Investments at market (cost $366,877,543)                         $366,975,016
 Cash                                                                16,997,240
 Subscriptions receivable                                               176,256
 Receivables for securities sold                                      3,017,069
 Interest receivable                                                  1,990,310
                                                                   ------------
 Total assets                                                       389,155,891
                                                                   ------------

LIABILITIES:
 Payable for securities purchased                                    42,616,486
 Liquidations payable                                                   989,182
 Mark to market on swap agreements                                      112,469
 Distributions payable                                                  283,566
 Management fees payable                                                 59,572
 Other accrued expenses                                                 312,592
 Mark to market on futures                                              327,312
                                                                   ------------
 Total liabilities                                                   44,701,179
                                                                   ------------

TOTAL NET ASSETS                                                   $344,454,712
                                                                   ------------

See accompanying notes

                                      DELAWARE LIMITED-TERM GOVERNMENT FUND
STATEMENT                             Six Months Ended June 30, 2004 (Unaudited)
  OF OPERATIONS




INVESTMENT INCOME:
 Interest                                                           $ 6,332,383
                                                                    -----------

EXPENSES:
 Management fees                                          $910,811
 Dividend disbursing and transfer agent fees and expenses  385,824
 Distribution expenses-- Class A                           363,318
 Distribution expenses-- Class B                           172,931
 Distribution expenses-- Class C                           333,968
 Distribution expenses-- Class R                             5,047
 Accounting and administration expenses                     60,668
 Registration fees                                          53,738
 Reports and statements to shareholders                     24,221
 Legal and professional fees                                19,611
 Custodian fees                                              9,392
 Trustees' fees                                              8,725
 Other                                                       9,088    2,357,342
                                                          --------
 Less expenses absorbed or waived                                      (374,100)
 Less waiver of distribution expenses -- Class A                       (181,659)
 Less expenses paid indirectly                                          (10,984)
                                                                    -----------
 Total expenses                                                       1,790,599
                                                                    -----------
NET INVESTMENT INCOME                                                 4,541,784
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments                                                          (246,484)
  Futures contracts                                                     196,405
  Options written                                                         1,769
  Swap agreements                                                      (116,423)
                                                                    -----------
Net realized loss                                                      (164,733)
Net change in unrealized appreciation/depreciation of investments    (3,679,767)
                                                                    -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                      (3,844,500)
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $   697,284
                                                                    -----------

See accompanying notes

STATEMENTS                                DELAWARE LIMITED-TERM GOVERNMENT FUND
  OF CHANGES IN NET ASSETS


                                                                                                 Six Months        Year
                                                                                                   Ended           Ended
                                                                                                  6/30/04         12/31/03
                                                                                                (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                                                                          $  4,541,784    $  9,295,976
 Net realized gain (loss) on investments                                                            (164,733)      4,990,124
 Net change in unrealized appreciation/depreciation of investments                                (3,679,767)     (6,658,617)
                                                                                                ------------    ------------
 Net increase in net assets resulting from operations                                                697,284       7,627,483
                                                                                                ------------    ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:
  Class A                                                                                         (4,640,593)     (9,514,180)
  Class B                                                                                           (515,044)     (1,267,290)
  Class C                                                                                           (994,650)     (2,170,318)
  Class R                                                                                            (28,512)         (5,990)
  Institutional Class                                                                               (410,297)       (560,921)

 Return of capital:
  Class A                                                                                                 --        (525,114)
  Class B                                                                                                 --         (62,205)
  Class C                                                                                                 --        (116,571)
  Class R                                                                                                 --          (2,208)
  Institutional Class                                                                                     --         (34,833)
                                                                                                ------------    ------------
                                                                                                  (6,589,096)    (14,259,630)
                                                                                                ------------    ------------

CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold:
  Class A                                                                                         24,736,812      71,852,730
  Class B                                                                                          2,843,835      13,076,956
  Class C                                                                                          7,205,187      33,470,252
  Class R                                                                                            436,373       1,589,403
  Institutional Class                                                                              8,955,483       6,264,430

 Net asset value of shares issued upon reinvestment of dividends and distributions:
  Class A                                                                                          3,659,971       7,756,306
  Class B                                                                                            396,586       1,025,233
  Class C                                                                                            745,362       1,656,390
  Class R                                                                                             28,452           6,845
  Institutional Class                                                                                405,686         588,306
                                                                                                ------------    ------------
                                                                                                  49,413,747     137,286,851
                                                                                                ------------    ------------
 Cost of shares repurchased:
  Class A                                                                                        (45,389,374)    (76,184,416)
  Class B                                                                                         (8,626,845)    (25,919,343)
  Class C                                                                                        (20,538,624)    (32,927,494)
  Class R                                                                                           (102,964)        (94,369)
  Institutional Class                                                                             (2,239,737)     (3,231,739)
                                                                                                ------------    ------------
                                                                                                 (76,897,544)   (138,357,361)
                                                                                                ------------    ------------
Decrease in net assets derived from capital share transactions                                   (27,483,797)     (1,070,510)
                                                                                                ------------    ------------
NET DECREASE IN NET ASSETS                                                                       (33,375,609)     (7,702,657)

NET ASSETS:
 Beginning of period                                                                             377,830,321     385,532,978
                                                                                                ------------    ------------
 End of period (there is no undistributed income at each period end)                            $344,454,712    $377,830,321
                                                                                                ------------    ------------


See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Limited-Term Government Fund Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                 Ended                          Year Ended
                                                              6/30/04(1)   12/31/03   12/31/02   12/31/01(2)  12/31/00    12/31/99
                                                             (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $  8.620    $  8.770   $  8.600   $  8.430     $  8.270    $  8.700

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                             0.116       0.222      0.349      0.423        0.522       0.519
Net realized and unrealized gain (loss) on investments           (0.081)     (0.039)     0.255      0.238        0.161      (0.429)
                                                               --------    --------   --------   --------     --------    --------
Total from investment operations                                  0.035       0.183      0.604      0.661        0.683       0.090
                                                               --------    --------   --------   --------     --------    --------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                            (0.165)     (0.315)    (0.434)    (0.491)      (0.523)     (0.520)
Return of capital                                                    --      (0.018)        --         --           --          --
                                                               --------    --------   --------   --------     --------    --------
Total dividends and distributions                                (0.165)     (0.333)    (0.434)    (0.491)      (0.523)     (0.520)
                                                               --------    --------   --------   --------     --------    --------

NET ASSET VALUE, END OF PERIOD                                 $  8.490    $  8.620   $  8.770   $  8.600     $  8.430    $  8.270
                                                               ========    ========   ========   ========     ========    ========

TOTAL RETURN(3)                                                   0.40%       2.12%      7.08%      8.16%        8.59%       1.07%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $228,948    $249,845   $250,729   $208,152     $208,565    $262,776
Ratio of expenses to average net assets                           0.75%       0.75%      0.75%      0.89%        1.13%       1.00%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly                          1.11%       1.14%      1.05%      1.08%        1.13%       1.00%
Ratio of net investment income to average net assets              2.72%       2.57%      3.99%      4.92%        6.36%       6.12%
Ratio of net investment income to average net assets prior to
 expense limitation and expenses paid indirectly                  2.36%       2.18%      3.69%      4.73%        6.36%       6.12%
Portfolio turnover                                                 369%        483%       313%       386%         273%        175%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment companies that required amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage-and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.068, an increase in net realized and unrealized gain (loss) per share of $0.068, and a decrease in the ratio of net investment income to average net assets of 0.80%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect these changes in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
    HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Limited-Term Government Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                 Ended                          Year Ended
                                                              6/30/04(1)   12/31/03   12/31/02   12/31/01(2)  12/31/00    12/31/99
                                                             (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.620      $8.770       $8.600      $8.430       $8.270      $8.700

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.080       0.152        0.274       0.348        0.453       0.447
Net realized and unrealized gain (loss) on investments         (0.082)     (0.044)       0.255       0.238        0.160      (0.429)
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                               (0.002)      0.108        0.529       0.586        0.613       0.018
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.128)     (0.244)      (0.359)     (0.416)      (0.453)     (0.448)
Return of capital                                                  --      (0.014)          --          --           --          --
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.128)     (0.258)      (0.359)     (0.416)      (0.453)     (0.448)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $8.490      $8.620       $8.770      $8.600       $8.430      $8.270
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                (0.02%)      1.25%        6.17%       7.22%        7.68%       0.22%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $31,865     $37,774      $50,326     $21,743       $8,600     $12,483
Ratio of expenses to average net assets                         1.60%       1.60%        1.60%       1.74%        1.98%       1.85%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly                        1.81%       1.86%        1.90%       1.93%        1.98%       1.85%
Ratio of net investment income to average net assets            1.87%       1.72%        3.14%       4.07%        5.51%       5.27%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses paid indirectly       1.66%       1.46%        2.84%       3.88%        5.51%       5.27%
Portfolio turnover                                               369%        483%         313%        386%         273%        175%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment companies that required amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.068, an increase in net realized and unrealized gain
     (loss) per share of $0.068, and a decrease in the ratio of net investment income to average net assets of 0.80%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect these changes in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
    HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Limited-Term Government Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                 Ended                          Year Ended
                                                              6/30/04(1)   12/31/03   12/31/02   12/31/01(2)  12/31/00    12/31/99
                                                             (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.620      $8.770       $8.600      $8.430       $8.270      $8.700

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.080       0.152        0.274       0.347        0.453       0.447
Net realized and unrealized gain (loss) on investments         (0.081)     (0.044)       0.255       0.238        0.160      (0.431)
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                               (0.001)      0.108        0.529       0.585        0.613       0.016
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.129)     (0.244)      (0.359)     (0.415)      (0.453)     (0.446)
Return of capital                                                  --      (0.014)          --          --           --          --
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.129)     (0.258)      (0.359)     (0.415)      (0.453)     (0.446)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $8.490      $8.620       $8.770      $8.600       $8.430      $8.270
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                (0.02%)      1.25%        6.16%       7.20%        7.68%       0.20%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $58,407     $72,045      $71,189     $21,386       $4,506      $6,638
Ratio of expenses to average net assets                         1.60%       1.60%        1.60%       1.74%        1.98%       1.85%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly                        1.81%       1.86%        1.90%       1.93%        1.98%       1.85%
Ratio of net investment income to average net assets            1.87%       1.72%        3.14%       4.07%        5.51%       5.27%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses paid indirectly       1.66%       1.46%        2.84%       3.88%        5.51%       5.27%
Portfolio turnover                                               369%        483%         313%        386%         273%        175%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment companies that required amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.068, an increase in net realized and unrealized gain
     (loss) per share of $0.068, and a decrease in the ratio of net investment income to average net assets of 0.80%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect these changes in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
    HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Limited-Term Government Fund Class R
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Six Months          6/2/03
                                                                                    Ended              to
                                                                                 6/30/04(1)        12/31/03(2)
                                                                                (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                                              $8.630            $8.800

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                              0.097             0.074
Net realized and unrealized loss on investments                                   (0.091)           (0.063)
                                                                                  ------            ------
Total from investment operations                                                   0.006             0.011
                                                                                  ------            ------

Less dividends and distributions from:
Net investment income                                                             (0.146)           (0.165)
Return of capital                                                                     --            (0.016)
                                                                                  ------            ------
Total dividends and distributions                                                 (0.146)           (0.181)
                                                                                  ------            ------

NET ASSET VALUE, END OF PERIOD                                                    $8.490            $8.630
                                                                                  ======            ======

TOTAL RETURN(3)                                                                    0.06%             0.14%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                           $1,832            $1,499
Ratio of expenses to average net assets                                            1.20%             1.20%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly                                           1.41%             1.38%
Ratio of net investment income to average net assets                               2.27%             1.86%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses paid indirectly                          2.06%             1.68%
Portfolio turnover                                                                  369%              483%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Date of commencement of operations. Ratios have been annualized and total return has not been annualized

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
    HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Delaware Limited-Term Government Fund Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                            Year Ended
                                                              6/30/04(1)   12/31/03   12/31/02   12/31/01(2)   12/31/00    12/31/99
                                                             (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.620      $8.770       $8.600      $8.430       $8.270      $8.700

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.123       0.234        0.364       0.437        0.534       0.531
Net realized and unrealized gain (loss) on investments         (0.081)     (0.038)       0.255       0.238        0.161      (0.428)
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.042       0.196        0.619       0.675        0.695       0.103
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.172)     (0.328)      (0.449)     (0.505)      (0.535)     (0.533)
Return of capital                                                  --      (0.018)          --          --           --          --
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.172)     (0.346)      (0.449)     (0.505)      (0.535)     (0.533)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $8.490      $8.620       $8.770      $8.600       $8.430      $8.270
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(3)                                                 0.47%       2.27%        7.27%       8.34%        8.75%       1.22%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $23,403     $16,667      $13,289      $7,116       $4,514      $4,448
Ratio of expenses to average net assets                         0.60%       0.60%        0.60%       0.74%        0.98%       0.85%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly                        0.81%       0.86%        0.90%       0.93%        0.98%       0.85%
Ratio of net investment income to average net assets            2.87%       2.72%        4.14%       5.07%        6.51%       6.27%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses paid indirectly       2.66%       2.46%        3.84%       4.88%        6.51%       6.27%
Portfolio turnover                                               369%        483%         313%        386%         273%        175%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment companies that required amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.068, an increase in net realized and unrealized gain
     (loss) per share of $0.068, and a decrease in the ratio of net investment income to average net assets of 0.80%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect these changes in accounting.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                      DELAWARE LIMITED-TERM GOVERNMENT FUND
    TO FINANCIAL STATEMENTS                JUNE 30, 2004 (UNAUDITED)


Delaware Group Limited-Term Government Funds (the "Trust") is organized as a Delaware statutory trust and offers one fund: Delaware Limited-Term Government Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 2.75%. Class B shares are sold with a contingent deferred sales charge that declines from 2% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately 5 years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed, during the first 12 months. Class R and Institutional shares are not subject to a sales charge and are offered for sales exclusively to a limited group of investors.

The investment objective of the Fund is to seek a high stable level of current income, while attempting to minimize fluctuations in principal and provide maximum liquidity.

1.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. U.S. government and agency securities are valued at the mean between the bid and asked price. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Through March 31, 2004, certain expenses of the Fund are paid through commission arrangements with brokers. In addition, the Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly." The amount of these expenses for the period ended June 30, 2004 were as follows:

    Commission Reimbursements                                  $2,192
    Earnings Credit                                             8,792

2.  INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS
    WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.60% of average daily net assets of the Fund through February 28, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts and shareholder transactions for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service fees expenses. DDLP has contracted to waive distribution and service fees through February 28, 2005 in order to prevent distribution and service fees of the Class A shares from exceeding 0.15% of average daily net assets.

At June 30, 2004, the Fund had liabilities payable to affiliates as follows:

    Investment management fees payable to DMC                    $59,572
    Dividend disbursing, transfer agent fees, accounting
     and adminstration fees, and other expenses
     payable to DSC                                               79,592
    Other expenses payable to DMC and affiliates*                123,809

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

NOTES                                      DELAWARE LIMITED-TERM GOVERNMENT FUND
    TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
For the period ended June 30, 2004, DDLP earned $102,910 for commissions on sales of the Fund's Class A shares.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including in house legal services provided to the Fund by DMC employees. For the six months ended June 30, 2004, the Fund had costs of $5,338.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Fund. These officers and trustees are paid no compensation by the Fund.

3.  INVESTMENTS
For the six months ended June 30, 2004, the Fund made purchases of $386,024,604 and sales of $365,119, 239 of investments securities other than U.S. government securities and short-term investments. The Fund made purchases of $257,920,807 and sales of $295,947,100 of U.S. government securities.

At June 30, 2004, the cost of investments for federal tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2004, the cost of investments was $368,877,082. At June 30, 2004, the net unrealized depreciation was $1,902,066 of which $1,814,154 related to unrealized appreciation of investments and $3,716,220 related to unrealized depreciation of investments.

4.  DIVIDEND AND DISTRIBUTION INFORMATION.
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the period ended June 30, 2004 and the year ended December 31, 2003 were as follows:

                                                     6/30/04*      12/31/03
                                                   ----------    -----------
   Ordinary income                                 $6,589,096    $13,518,699
   Return of capital                                       --        740,931
                                                   ----------    -----------
   Total                                           $6,589,096    $14,259,630
                                                   ==========    ===========

*Tax information for the period ended June 30, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal years end. As of June 30, 2004 components on a tax basis were as follows:

   Shares of beneficial interest                                $387,992,423
   Capital loss carryforwards                                    (41,635,645)
   Unrealized depreciation                                        (1,902,066)
                                                                ------------
   Net Assets                                                   $344,454,712
                                                                ============

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of book/tax differences. For the six months ended June 30, 2004, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications.

   Undistributed net investment income        Accumulated realized gain (loss)
   -----------------------------------        --------------------------------
              ($2,047,312)                               $2,047,312

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carry forwards expire as follows: 2004 -- $16,636,244, 2005 -- $9,442,127, 2007 --
$5,505,504 and 2008 -- $5,888,621.

For the six months ended June 30, 2004, the Fund had capital losses of $4,163,149, which may be added to the capital loss carryforwards.

5.  CAPITAL SHARES
Transactions in capital shares were as follows:

                                                    Six Months         Year
                                                       Ended          Ended
                                                      6/30/04        12/31/03
Shares sold:
  Class A                                            2,878,129      8,251,896
  Class B                                              331,286      1,498,856
  Class C                                              836,076      3,831,293
  Class R                                               50,729        183,937
  Institutional Class                                1,039,151        719,932

Shares issued upon reinvestment of
 dividends and distributions:
  Class A                                              425,757        892,179
  Class B                                               46,143        117,872
  Class C                                               86,704        190,539
  Class R                                                3,313            793
  Institutional Class                                   47,263         67,690
                                                    ----------    -----------
                                                     5,744,551     15,754,987
                                                    ----------    -----------
Shares repurchased:
  Class A                                           (5,297,717)    (8,771,483)
  Class B                                           (1,002,782)    (2,976,690)
  Class C                                           (2,394,335)    (3,787,429)
  Class R                                              (11,961)       (10,967)
  Institutional Class                                 (261,602)      (370,698)
                                                    ----------    -----------
                                                    (8,968,397)   (15,917,267)
                                                    ----------    -----------
Net decrease                                        (3,223,846)      (162,280)
                                                    ==========    ===========

For the period ended June 30, 2004 and the year ended December 31, 2003, 95,114 Class B shares were converted to 95,114 Class A shares valued at $819,649 and 122,579 Class B shares were converted to 122,579 Class A shares valued at $1,065,018, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

NOTES                                      DELAWARE LIMITED-TERM GOVERNMENT FUND
    TO FINANCIAL STATEMENTS (CONTINUED)

6.  Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker). Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at June 30, 2004 were as follows:

Contracts               Notional                                   Unrealized
to Sell                 Proceeds          Expiration Date             Loss
---------------         --------          ---------------          ----------
(347) U.S. 5yr
  Treasury Note       ($37,565,891)        September 2004          $(148,672)
(214) U.S. 10yr
  Treasury Note        (23,261,720)        September 2004           (134,499)
                                                                   ---------
                                                                   $(283,171)
                                                                   =========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

7.  Written Options
During the period ended June 30, 2004, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the six months ended June 30, 2004 for the Fund were as follows:

                                                Number of
                                                Contracts       Premiums
                                                ---------     -----------
    Options outstanding at
     December 31, 2003                                650     $   249,354
    Options written                                 2,163         996,639
    Options terminated in closing
     Purchase transactions                         (2,813)     (1,245,993)
                                                ---------     -----------
    Options outstanding at June 30, 2004                0     $         0
                                                =========     ===========

At June 30, 2004, the Fund had no options written outstanding.

8.  Swap Agreements
During the period ended June 30, 2004, the Fund entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

At June 30,2004, the Fund had no total return swap agreements outstanding.

9.  Credit and Market Risk
The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories. The Fund invests in private-backed CMOs only if they are 100% collateralized at the time of issuance by securities or certificates issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

NOTES                                      DELAWARE LIMITED-TERM GOVERNMENT FUND
    TO FINANCIAL STATEMENTS (CONTINUED)

10.  Line of Credit
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amount outstanding as of June 30, 2004, or at any time during the period.

11.  Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)


This semiannual report is for the information of Delaware Limited-Term Government Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Limited-Term Government Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                             AFFILIATED OFFICERS                           CONTACT INFORMATION
JUDE T. DRISCOLL
Chairman                                      JOSEPH H. HASTINGS                            INVESTMENT MANAGER
Delaware Investments Family of Funds          Executive Vice President and                  Delaware Management Company
Philadelphia, PA                              Chief Financial Officer                       Philadelphia, PA
                                              Delaware Investments Family of Funds
WALTER P. BABICH                              Philadelphia, PA                              INTERNATIONAL AFFILIATE
Board Chairman                                                                              Delaware International Advisers Ltd.
Citadel Construction Corporation              RICHELLE S. MAESTRO                           London, England
King of Prussia, PA                           Executive Vice President,
                                              Chief Legal Officer and Secretary             NATIONAL DISTRIBUTOR
JOHN H. DURHAM                                Delaware Investments Family of Funds          Delaware Distributors, L.P.
Private Investor                              Philadelphia, PA                              Philadelphia, PA
Gwynedd Valley, PA
                                              MICHAEL P. BISHOF                             SHAREHOLDER SERVICING, DIVIDEND
JOHN A. FRY                                   Senior Vice President and Treasurer           DISBURSING AND TRANSFER AGENT
President                                     Delaware Investments Family of Funds          Delaware Service Company, Inc.
Franklin & Marshall College                   Philadelphia, PA                              2005 Market Street
Lancaster, PA                                                                               Philadelphia, PA 19103-7094

ANTHONY D. KNERR                                                                            FOR SHAREHOLDERS
Managing Director                                                                           800 523-1918
Anthony Knerr & Associates
New York, NY                                                                                FOR SECURITIES DEALERS AND FINANCIAL
                                                                                            INSTITUTIONS REPRESENTATIVES ONLY
ANN R. LEVEN                                                                                800 362-7500
Former Treasurer/Chief Fiscal Officer
National Gallery of Art                                                                     WEB SITE
Washington, DC                                                                              www.delawareinvestments.com

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

(8835)                                                        Printed in the USA
SA-022 [6/04] IVES 8/04                                                    J9751

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4. Principal Accountant Fees and Services

         Not applicable.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 10. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits

(a) (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT:  Delaware Group Limited-Term Government Funds

JUDE T. DRISCOLL
--------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    8/30/04

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
--------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    8/30/04

JOSEPH H. HASTINGS
--------------------------------
By:      Joseph H. Hastings
Title:   Chief Financial Officer
Date:    8/30/04